Relationships with Affiliated Companies - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Investments in and Advances to Affiliates [Line Items]
Accounts receivable balance associated with related parties	$ 7,400	$ 7,500
Accounts payable balance associated with related parties	12,000	77,000
TSYS de Mexico
Investments in and Advances to Affiliates [Line Items]
Processing support fees paid to TSYS de Mexico	$ 148,000	$ 186,000	$ 168,000